Financial Instruments - Fair Values (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial Instruments [Abstract]
Cash and cash equivalents - Carrying Amount	$ 184,835	$ 204,763	$ 189,763
Restricted cash - Carrying Amount	12,935	15,763	$ 12,910
Investments - Carrying Amount	0	1,000
Debt - Carrying amount	(1,544,551)	(1,607,122)
Cash and cash equivalents - Fair Value	184,835	204,763
Restricted cash - Fair value	12,935	15,763
Investments - Fair Value	0	1,000
Debt - Fair Value	$ (1,544,551)	$ (1,607,122)